SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Schedule of Sales and Adjusted EBITDA by Reportable Segment
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022

Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$749,210	$751,348	$2,387,163	$2,306,982
Diversified Fresh Produce — EMEA	856,351	759,964	2,570,080	2,400,967
Diversified Fresh Produce — Americas & ROW	470,011	479,839	1,310,407	1,391,731
Total segment revenue	2,075,572	1,991,151	6,267,650	6,099,680
Intersegment revenue	(32,900)	(30,456)	(94,637)	(117,845)
Total consolidated revenue, net	$2,042,672	$1,960,695	$6,173,013	$5,981,835

Segment Adjusted EBITDA:
Fresh Fruit	$45,111	$49,382	$180,138	$166,087
Diversified Fresh Produce — EMEA	34,923	30,686	100,932	88,397
Diversified Fresh Produce — Americas & ROW	5,159	(870)	27,191	28,399
Adjustments:
Income tax (expense) benefit	(13,017)	34,155	(40,604)	21,497
Interest expense	(20,899)	(15,677)	(62,359)	(38,126)
Depreciation	(21,737)	(25,315)	(69,182)	(73,544)
Amortization of intangible assets	(2,536)	(2,633)	(7,726)	(8,248)
Mark to market gains (losses)	4,783	(2,310)	2,926	5,819
Gain on asset sales	28,802	530	43,356	8,346
Incremental charges on biological assets related to the acquisition of Legacy Dole	—	(5,520)	—	(40,464)
Cyber-related incident	—	—	(5,321)	—
Other items	(222)	532	(1,085)	1,284
Adjustments from equity method investments:
Dole's share of depreciation	(1,919)	(2,445)	(5,583)	(6,080)
Dole's share of amortization	(631)	(628)	(1,887)	(1,918)
Dole's share of income tax expense	(851)	(673)	(3,507)	(2,395)
Dole's share of interest expense	(1,309)	(930)	(3,368)	(2,531)
Dole's share of other items	—	—	470	—
Income from continuing operations	55,657	58,284	154,391	146,523
Loss from discontinued operations, net of income taxes	(1,672)	(11,704)	(27,616)	(48,129)
Net income	$53,985	$46,580	$126,775	$98,394